                              HSBC INVESTOR FUNDS

                       SUPPLEMENT DATED FEBRUARY 28, 2006
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2006

                      HSBC INVESTOR CORE FIXED INCOME FUND
                 HSBC INVESTOR SHORT DURATION FIXED INCOME FUND

The HSBC Investor Core Fixed Income Fund and HSBC Investor Short Duration Fixed Income Fund described in the Prospectus have not commenced operations as of the date of this Supplement and are not currently available for sale.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE

HSB-SP-MM 0205

                              HSBC INVESTOR FUNDS

                       SUPPLEMENT DATED FEBRUARY 28, 2006
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2006

                HSBC INVESTOR CASH MANAGEMENT MONEY MARKET FUND

The HSBC Investor Cash Management Money Market Fund described in the Prospectus has not commenced operations as of the date of this Supplement and is not currently available for sale.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE

HSB-SP-MM 0205

                              HSBC INVESTOR FUNDS

             HSBC INVESTOR LIFELINE FUNDS CLASS ABC PROSPECTUS AND
                HSBC INVESTOR LIFELINE FUNDS CLASS R PROSPECTUS

SUPPLEMENT DATED FEBRUARY 28, 2006, TO THE PROSPECTUSES DATED FEBRUARY 28, 2006

At the end of April, 2006, the target allocations for each of the LifeLine Funds will change as reflected in the attached prospectus. As a part of this reallocation, the HSBC Investor High Yield Fixed Income Portfolio will be added as an Underlying Portfolio for each of the HSBC Investor Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund.

Until such reallocation, the target weightings of each LifeLine Funds in the respective Underlying Portfolios are as follows:

                                                    HSBC                   HSBC         HSBC           HSBC
                                                  INVESTOR      HSBC     INVESTOR     INVESTOR       INVESTOR
                                                 AGGRESSIVE   INVESTOR   MODERATE   CONSERVATIVE   CONSERVATIVE
                                                   GROWTH      GROWTH     GROWTH       GROWTH         INCOME
                                                  STRATEGY    STRATEGY   STRATEGY     STRATEGY       STRATEGY
                                                    FUND        FUND       FUND         FUND           FUND
                                                    ----        ----       ----         ----           ----
Money Market Fund..............................       1%          1%         6%         20%             30%
Core Plus Fixed Income Portfolio...............     None         17%        31%         20%             25%
Intermediate Duration Fixed Income Portfolio...     None        None       None         15%             25%
Growth Portfolio...............................      21%         21%        19%         15%              8%
Value Portfolio................................      21%         21%        18%         15%              8%
Small Cap Equity Portfolio.....................      34%         20%        11%          5%            None
International Equity Portfolio.................      23%         20%        15%         10%              4%

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR
                            FUTURE REFERENCE.